Significant Portions Of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Tax loss carryforwards	$ 883.3	$ 888.8
Postretirement benefits	791.3	566.3
Foreign tax credit carryforwards	245.5	252.4
Other tax credit carryforwards	88.0	88.9
Deferred revenue	60.5	86.4
Employee benefits and compensation	44.6	42.4
Purchased capitalized software	39.3	41.3
Capitalized research and development	36.0	89.7
Depreciation	34.9	31.6
Capitalized costs	16.3	16.5
Warranty, bad debts and other reserves	12.8	14.6
Other	29.5	26.8
Deferred Tax Assets, Gross, Total	2,282.0	2,145.7
Valuation allowance	(2,107.8)	(1,998.8)
Total deferred tax assets	174.2	146.9
Other	37.9	33.0
Total deferred tax liabilities	37.9	33.0
Net deferred tax assets	$ 136.3	$ 113.9